Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

December 22, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Active ETFs, Inc. - AB High Yield ETF File Nos. 333-264818 and 811-23799

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 2 (“PEA No. 2”) under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Active ETFs, Inc. (the “Registrant”). We are making this filing to register a new series of the Registrant, AB High Yield ETF.

We respectfully request selective review of PEA No. 2. PEA No. 2 is substantially similar to Pre-Effective Amendment No. 1 for the Registrant, which was initially filed on May 10, 2022 (Accession No. 0000919574-22-003072), as amended, to register the AB Tax-Aware Short Duration Municipal ETF and the AB Ultra Short Income ETF, each a series of the Registrant. Pre-Effective Amendment No. 1 for the Registrant was reviewed by the SEC staff and went effective on September 7, 2022.  We note that with the exception of the disclosure regarding objective, principal strategies, principal risks and investment policies, the disclosure in the prospectus is substantially the same, except with respect to some differences in the general disclosure of fund investments. With respect to the Statement of Additional Information (“SAI”), the disclosure is also substantially similar, except with respect to some differences in the general disclosure of fund investments at the beginning of the SAI.

Please direct any comments or questions to Paul M. Miller, Alexandra K. Alberstadt or the undersigned at (202) 737-8833.

Sincerely,

/s/ Lauren A. Clise
Lauren A. Clise

Attachment

cc:	Paul M. Miller
Alexandra K. Alberstadt